Interest Expenses - Schedule of Interest Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Interest Expenses [Abstract]
Interest on lease liabilities	$ 15,870	$ 19,860	$ 21,029
Interest on bank loans	60,541	35,673	25,874
Other interest expenses	153	17	1
Total	$ 76,564	$ 55,550	$ 46,904